Financial Risk Management - Market Risk - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Bonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value	$ 14,533.6	$ 16,295.3
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest rate on investments	2.00%
Increment change in interest rate on investments	1.00%
Interest rate risk | Bonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value	$ 14,533.6	16,295.3
Bonds, U.S. Corporate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net proceeds	4,867.1
U.S. treasury bond forward contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	$ 1,691.3	$ 330.8